Invested and working capital (Tables)	12 Months Ended
Jun. 30, 2022
Invested and working capital [Abstract]
Cash Assets
4.1.	Cash assets

	06/30/2022	06/30/2021	06/30/2020
	$’000	$’000	$’000

Cash at bank	100,276	83,078	17,386
Short term deposits	36,292	-	20,882
Total cash assets	136,568	83,078	38,268
Cash flow reconciliation
Reconciliation of net cash outflow from operating activities to operating loss after tax
Loss for the period	(12,583)	(10,326)	(5,446)
Adjustments to reconcile profit to net cash flows:
Depreciation	7	13	53
Other income	-	-	(138)
Exploration expenditure written-off	24	48	81
Share-based payments	2,063	2,034	682
Net foreign exchange differences - unrealised	(6,316)	1,437	(2,116)
Interest income	(85)	(39)	(721)
Interest expense	7	-	-
Lease liabilities	221	107	103
Change in assets and liabilities during the financial year:
Decrease / (Increase) in trade and other receivables	163	(230)	(243)
Increase in accounts payable	1,403	469	972
Net cash used in operating activities	(15,096)	(6,487)	(6,773)

Receivables
4.2.	Receivables

	06/30/2022	06/30/2021
	$’000	$’000
Current
Interest receivable	16	-
Other debtors	155	29
Prepayments	42	330
Total current trade and other receivables	213	359

Non-current
Other debtors	282	266
Total non-current trade and other receivables	282	266

Total current and non-current trade and other receivables	495	625

Information Related to Plant and Equipment
4.3.	Plant and equipment

Plant and equipment - at cost	89	84
Less accumulated depreciation	(89)	(81)
Total plant and equipment	-	3

Reconciliation of the movement
Opening balance	3	9
Additions	4	6
Depreciation expense	(7)	(12)
Closing balance	-	3

Right of Use Asset
4.4.	Right of Use Asset

	06/30/2022		06/30/2021
	$	’000	$	’000
Premises - at cost		511		465
Less accumulated amortisation		(155)		(156)
Total Right of Use Asset		356		309

Reconciliation of the movement
Opening balance		309		322
Additions		281		230
Disposals		-		(177)
Amortisation expense		(234)		(45)
Foreign exchange translation difference		-		(21)
Closing balance		356		309

Exploration and Evaluation Expenditure
	06/30/2022	06/30/2021
	$’000	$’000

Exploration and evaluation expenditure	171,819	114,375
Reconciliation of movement
Opening balance	114,375	94,824
Additions - Rhyolite Ridge	46,474	27,805
Exploration expenditure - non core	970	293
Exploration expenditure - written off	(309)	(285)
Foreign exchange translation difference	10,309	(8,262)
Carrying amount at the end of the financial year	171,819	114,375

Payables
4.6.	Payables

Current
Trade creditors and other payables	11,423	5,462
Accrued expenses	1,329	1,168
Lease Liabilities	243	251
Total current payables	12,995	6,881

Non-current
Lease Liabilities	126	79
Total non-current payables	126	79
Total current and non-current payables	13,121	6,960

Provisions	Employee entitlements
	06/30/2022	06/30/2021
	$’000	$’000

Current
Provision for employee benefits	721	375
Total provisions	721	375